Net Loss Per Share	6 Months Ended
Jun. 30, 2023
Net Loss Per Share
Net Loss Per Share

15.Net Loss Per Share

Basic net loss per share of Company Common Stock is computed by dividing net loss by the weighted-average number of shares of Company Common Stock. Shares of Company Common Stock outstanding but subject to forfeiture and cancellation by the Company (e.g., the Forfeitable Shares – see Note 3) are excluded from the weighted-average number of shares until the period in which such shares are no longer subject to forfeiture.

As discussed in Note 3, in connection with the Business Combination, existing Legacy Orchestra stockholders had the opportunity to elect to participate in the Earnout pursuant to which each such Earnout Participant may receive a portion of additional contingent consideration of up to 8,000,000 shares of Earnout Consideration. On April 12, 2023, the Initial Milestone Event was achieved, and each Earnout Participant was issued their Pro Rata Portion (as such term is defined in the Merger Agreement) of 4,000,000 shares of Company Common Stock, resulting in a total of 3,999,987 shares of Company Common Stock being issued due to rounding. Additionally, 500,000 of the Forfeitable Shares are no longer subject to forfeiture as a result of the Initial Milestone Event.

Diluted net loss per share of Company Common Stock includes the effect, if any, from the potential exercise or conversion of securities, such as stock options, Legacy Orchestra Warrants and Private Warrants, and Forfeitable Shares and Earnout Consideration, which would result in the issuance of incremental shares of Company Common Stock, unless their effect would be anti-dilutive.

The following outstanding potentially dilutive securities have been excluded from the calculation of diluted net loss per share for the three and six months ended June 30, 2023 and June 30, 2022, as their effect is anti-dilutive:

	Three and Six Months Ended
	June 30,
	2023	2022
Stock options	3,821,922	1,578,316
Company common stock warrants	1,966,808	1,328,237
Unvested restricted stock awards	49,237	168,108
Conversion option	416,667	—
Forfeitable shares	500,000	—
Earnout consideration	4,000,000	—
Total	10,754,634	3,074,661